Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2021	December 31, 2020
Right of use assets	$37,313	$346,017

Operating lease liabilities, current portion	$65,498	$191,643
Operating lease liabilities, noncurrent portion	-	102,767
Total operating lease liabilities	$65,498	$294,410

Schedule of maturities of lease liabilities
Twelve months ended December 31, 2022	$65,758
Total lease payments	65,758
Less: imputed interest	(260)
Present value of lease liabilities	$65,498